Taxation - Provision for Consolidated Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Current income tax			$ (4,184)	$ (8,013)
Deferred income tax			6,186	47,993
Income tax benefit	$ 63	$ (4,544)	$ 2,002	$ 39,980